Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 HKD ($) $ / shares shares	Dec. 31, 2021 HKD ($) $ / shares shares	Dec. 31, 2020 HKD ($) $ / shares shares
REVENUES
Revenues - third parties	$ 43,243,000	$ 337,296,000	$ 376,319,000	$ 369,809,000
Revenues - related parties	506,000	3,945,000	14,716,000	19,043,000
Total revenues	43,749,000	341,241,000	391,035,000	388,852,000
COST OF REVENUES	(28,369,000)	(221,279,000)	(242,690,000)	(231,834,000)
GROSS PROFIT	15,380,000	119,962,000	148,345,000	157,018,000
OPERATING EXPENSES
Selling and marketing expenses	689,000	5,375,000	10,159,000	13,823,000
General and administrative expenses	18,611,000	145,163,000	170,842,000	145,768,000
Research & development expense	2,108,000	16,439,000	22,727,000	16,942,000
Provision for doubtful accounts	1,500,000	11,699,000	18,938,000	22,975,000
Impairment losses			1,726,000	25,284,000
Impairment losses
Total operating expenses	22,908,000	178,676,000	224,392,000	224,792,000
LOSS FROM OPERATIONS	(7,528,000)	(58,714,000)	(76,047,000)	(67,774,000)
OTHER INCOME (EXPENSE)
Finance expenses	(9,187,000)	(71,656,000)	(74,795,000)	(51,565,000)
Interest income	188,000	1,465,000	1,199,000	1,692,000
Service income		7,656,000	6,575,000	1,832,000
Service income	982,000
Dividend income	8,000	60,000
Gain on disposal of an associate				573,000
Gain on troubled debt restructuring			4,934,000
Gain on waiver of short-term borrowings and related interest payable	50,000	392,000	1,850,000
Gain on waiver of interest on convertible notes	611,000	4,765,000	1,785,000
Government grants	1,001,000	7,807,000	4,730,000	5,818,000
Profit guarantee compensation	298,000	2,327,000	1,686,000
Fair value change - call option				(1,201,000)
Fair value change - equity investment	(148,000)	(1,151,000)	41,000	336,000
Investment loss in unconsolidated affiliates	(32,000)	(249,000)	(356,000)	(533,000)
Other income, net	709,000	5,539,000	3,217,000	2,420,000
Total other income (expenses), net	(5,520,000)	(43,045,000)	(49,134,000)	(40,628,000)
LOSS BEFORE TAX	(13,048,000)	(101,759,000)	(125,181,000)	(108,402,000)
INCOME TAX BENEFIT/(EXPENSE)	421,000	3,281,000	(320,000)	7,781,000
NET LOSS	(12,627,000)	(98,478,000)	(125,501,000)	(100,621,000)
Less: loss attributable to non-controlling interests	2,000	13,000	2,519,000	(4,296,000)
NET LOSS ATTRIBUTABLE TO GRAPHEX GROUP LIMITED	(12,629,000)	(98,491,000)	(128,020,000)	(96,325,000)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	(7,327,000)	(57,147,000)	20,836,000	41,930,000
COMPREHENSIVE LOSS	(19,954,000)	(155,625,000)	(104,665,000)	(58,691,000)
Less: Comprehensive loss attributable to non- controlling interest	(22,000)	(168,000)	(2,915,000)	4,124,000
COMPREHENSIVE LOSS ATTRIBUTABLE TO GRAPHEX GROUP LIMITED	$ (19,976,000)	$ (155,793,000)	$ (107,580,000)	$ (54,567,000)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES (expressed in number of shares)
Basic and Diluted | shares	572,592,877	572,592,877	487,825,400	472,358,725
LOSS PER SHARE (expressed in HK$ and US$ per shares)
Basic and Diluted | (per share)	$ (0.022)	$ (0.172)	$ (0.262)	$ (0.204)